UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
          Washington, DC 20549
                 FORM 13F
           FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: 03/31/2013
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Aft, Forsyth & Sober, LLC
Address:    4355 Lynx Paw Trail
            Valrico, FL 33596


13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name       David Forsyth
Title      Compliance Officer
Phone      (561) 296-6680
Signature, Place, and Date of Signing:

 /s/ David Forsyth in Palm Beach, FL on 05/13/2013


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total (x 1000): 422,940

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to wich this report is filled, other than the manager filing this report.
NONE



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
                                 TITLE                VALUE    SHRS OR          PUT/  INVESTMENT  OTHER     VOTING AUTH
NAME OF ISSUER                OF CLASS  CUSIP     (X$1000)     PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS  SOLE   SHAR NONE
Alerian MLP ETF                    ETF  00162Q866      2795     157725  SH                  SOLE            157725
Apple Computer Inc.                COM  037833100        22         50  SH                  SOLE                50
Bank of America Corp               COM  060505104       261      21440  SH                  SOLE             21440
Bank of Hawaii Corp.               COM  062540109        25        500  SH                  SOLE               500
Brookfield Asset Mgmt, Inc.        COM  112585104        24        650  SH                  SOLE               650
Consumer Discret Select Sector     ETF  81369Y407      8850     166975  SH                  SOLE            166975
Consumer Staples Spdr              ETF  81369Y308      9379     235828  SH                  SOLE            235828
Costco Wholesale Corp              COM  22160K105        21        200  SH                  SOLE               200
CVS Corp.                          COM  126650100        14        250  SH                  SOLE               250
Direxion Shares Etf                ETF  25459Y207       108       2500  SH                  SOLE              2500
Energy Transfer Partners, L.P.     ETF  29273R109        39        770  SH                  SOLE               770
Facebook Inc Class A               COM  30303M102       166       6500  SH                  SOLE              6500
Financial Spdr                     ETF  81369Y605      8123     446075  SH                  SOLE            446075
First Trust Consumer Discretio     ETF  33734X101         5        191  SH                  SOLE               191
First Trust Large Cap Fund         ETF  33734K109        10        281  SH                  SOLE               281
General Electric Co.               COM  369604103        35       1500  SH                  SOLE              1500
Google Inc.                        COM  38259P508        83        104  SH                  SOLE               104
Gulf Keystone Petroleum Ltd.       COM  G4209G108        13       5000  SH                  SOLE              5000
High Yield Muni Idx ETF            ETF  57060U878      6891     209575  SH                  SOLE            209575
iShares Barclays 7-10 Year Tre     ETF  464287440        17        155  SH                  SOLE               155
iShares Cohen & Steers Realty      ETF  464287564     23626     286550  SH                  SOLE            286550
iShares Comex Gold Trust           ETF  464285105      8312     535535  SH                  SOLE            535535
iShares Dow Jone Real Estate       ETF  464287739        14        200  SH                  SOLE               200
iShares High Yield Corp Bond F     ETF  464288513     11738     124410  SH                  SOLE            124410
iShares iBoxx Corporate Bond F     ETF  464287242     12140     101250  SH                  SOLE            101250
iShares Lehamn US Treas. Inf P     ETF  464287176        61        500  SH                  SOLE               500
iShares Lehman Agg Bond Fund       ETF  464287226        11        100  SH                  SOLE               100
iShares MSCI EAFE Index            ETF  464287465       809      13713  SH                  SOLE             13713
iShares MSCI Emerging Markets      ETF  464287234     20592     481452  SH                  SOLE            481452
iShares MSCI Japan Index           ETF  464286848       221      20500  SH                  SOLE             20500
iShares S&P 100                    ETF  464287101     17083     242550  SH                  SOLE            242550
iShares S&P Mid Cap 400            ETF  464287507     63525     552052  SH                  SOLE            552052
iShares S&P Municipal Bond Fun     ETF  464288414      2512      22800  SH                  SOLE             22800
iShares S&P Small Cap 600          ETF  464287804     47099     540990  SH                  SOLE            540990
iShares S&P US Preferred Stock     ETF  464288687         6        140  SH                  SOLE               140
iShares Silver Trust               ETF  46428Q109      3017     110000  SH                  SOLE            110000
Johnson & Johnson                  COM  478160104        21        260  SH                  SOLE               260
JP Morgan Chase & Co.              COM  46625H100        25        525  SH                  SOLE               525
Kraft Foods Group                  COM  50076Q106        12        233  SH                  SOLE               233
Midcap SPDR Trust Series 1         ETF  78467Y107         5         25  SH                  SOLE                25
Mondelez Intl Inc Cl A             COM  609207105        21        700  SH                  SOLE               700
Onex Corporation                   COM  68272K103        17        360  SH                  SOLE               360
Pfizer Inc.                        COM  717081103        32       1100  SH                  SOLE              1100
PowerShares High Yield Corpora     ETF  73936T557     11622     600300  SH                  SOLE            600300
PowerShares QQQ                    ETF  73935A104     48432     702215  SH                  SOLE            702215
Powershares S&P 500 High Beta      ETF  73937B829      5008     209350  SH                  SOLE            209350
Regency Energy Partners LP         COM  75885Y107        25       1000  SH                  SOLE              1000
Rydex S&P Equal Weight ETF         ETF  78355W106     50272     842925  SH                  SOLE            842925
Spdr Barclays High Yield ETF       ETF  78464A417      6102     148425  SH                  SOLE            148425
SPDR Gold Trust                    ETF  78463V107       617       3996  SH                  SOLE              3996
SPDR S&P ETF Trust                 ETF  78462F103     52911     337725  SH                  SOLE            337725
Technology Spdr                    ETF  81369Y803        21        701  SH                  SOLE               701
The Travelers Companies, Inc.      ETF  89417E109        29        350  SH                  SOLE               350
Trimas Corporation                 COM  896215209        18        550  SH                  SOLE               550
Utilities Select SPDR ETF          ETF  81369Y886        20        520  SH                  SOLE               520
Vanguard Mid Cap ETF               ETF  922908629        26        275  SH                  SOLE               275
Western Refining Inc               ETF  959319104        27        750  SH                  SOLE               750
Wisdomtree Jpn Hdgd Eqty           ETF  97717W851        12        275  SH                  SOLE               275
Brookfield Infrastructure Part     COM  G16252101         1         18  SH                  SOLE                18
Northstar Realty Finance Corp.     COM  66704R100        21       2200  SH                  SOLE              2200



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